Intangible Assets Other Than Goodwill - Summary of Intangible Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 195,009,500	$ 191,441,263	$ 191,221,555
Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	356,981,391	334,904,014
Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(161,971,891)	(143,462,751)
Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	195,009,500	191,441,263
Easements and water rights [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,325,205	8,186,463	15,966,278
Easements and water rights [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	13,474,625	13,227,138
Easements and water rights [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(5,149,420)	(5,040,675)
Easements and water rights [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	8,325,205	8,186,463
Concessions [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	54,203,380	62,011,030	55,400,589
Concessions [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	72,236,123	78,027,417
Concessions [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(18,032,743)	(16,016,387)
Concessions [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	54,203,380	62,011,030
Patents, registered trademarks and other rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets	660,957	890,094	1,058,035
Patents, registered trademarks and other rights | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	1,694,467	1,654,706
Patents, registered trademarks and other rights | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(1,033,510)	(764,612)
Patents, registered trademarks and other rights | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	660,957	890,094
Software licenses [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	124,832,702	113,916,980	112,351,568
Software licenses [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	259,686,688	232,572,572
Software licenses [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(134,853,986)	(118,655,592)
Software licenses [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	124,832,702	113,916,980
Other Identifiable Intangible Assets [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	6,754,424	6,436,696	$ 6,445,085
Other Identifiable Intangible Assets [Member] | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	9,594,568	9,422,181
Other Identifiable Intangible Assets [Member] | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(2,840,144)	(2,985,485)
Other Identifiable Intangible Assets [Member] | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	6,754,424	$ 6,436,696
Contract Cost
Disclosure Of Intangible Assets [Line Items]
Intangible assets	232,832
Contract Cost | Gross Carrying Amount [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	294,920
Contract Cost | Accumulated Depreciation, Amortization and Impairment [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	(62,088)
Contract Cost | Intangible Assets, Net [Member]
Disclosure Of Intangible Assets [Line Items]
Intangible assets	$ 232,832